Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended			1 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2011	Feb. 01, 2012 Merchant Services	Oct. 01, 2011 Merchant Services	Dec. 31, 2012 Merchant Services	Dec. 31, 2011 Merchant Services	Dec. 31, 2010 Merchant Services	May 02, 2011 TermNet Merchant Services, Inc. Entity	Dec. 31, 2012 TermNet Merchant Services, Inc.	Dec. 31, 2011 TermNet Merchant Services, Inc.	May 02, 2011 TermNet Merchant Services, Inc. Minimum	May 02, 2011 TermNet Merchant Services, Inc. Maximum	Dec. 31, 2011 TSYS Merchant Solutions	Dec. 31, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions Minimum	Mar. 31, 2010 TSYS Merchant Solutions Maximum	Mar. 31, 2010 TSYS Merchant Solutions Noncontrolling Interest	Mar. 31, 2010 TSYS Merchant Solutions Noncontrolling Interest Minimum	Mar. 31, 2010 TSYS Merchant Solutions Noncontrolling Interest Maximum	Dec. 31, 2012 FNMS Holding, LLC	Mar. 31, 2010 FNMS Holding, LLC	Mar. 31, 2010 FNMS Holding, LLC First National Merchant Solutions, LLC	Mar. 31, 2010 FNMS Holding, LLC First National Bank of Omaha	Aug. 08, 2012 Central Payment Co., LLC	Dec. 31, 2012 Central Payment Co., LLC	Aug. 08, 2012 Central Payment Co., LLC Intangible Assets	Aug. 08, 2012 Central Payment Co., LLC Trade Names and Technology	Aug. 08, 2012 Central Payment Co., LLC Minimum	Aug. 08, 2012 Central Payment Co., LLC Maximum	Dec. 26, 2012 ProPay	Dec. 31, 2012 ProPay	Dec. 26, 2012 ProPay Intangible Assets	Dec. 26, 2012 ProPay Trade Names and Technology	Dec. 26, 2012 ProPay Minimum	Dec. 26, 2012 ProPay Maximum
Business Acquisition [Line Items]
Business acquisition, cost of acquired entity, purchase price										$ 42,000,000														$ 150,500,000			$ 189,749,000						$ 123,700,000
Business acquisition, goodwill										28,918,000		28,900,000															162,090,000							93,500,000
Business acquisition percent of acquisition																49.00%								51.00%			60.00%
Business acquisition, cash paid										42,000,000							150,450,000										66,000,000						123,700,000
Business acquisition, purchase price allocation, goodwill, expected tax deductible amount																							155,500,000				68,600,000
Business acquisition, fair value of accounts receivable										10,300,000																	4,100,000
Business acquisition, gross amount of accounts receivable										10,400,000																	4,800,000
Business acquisition, expected uncollectible amount of accounts receivable										100,000																	688,000
Business acquisition, funds placed in escrow										8,400,000																	3,300,000						12,500,000
Business acquisition, escrowed consideration period										18 months																	21 months						18 months
Business acquisition, contingent consideration returnable																											9,900,000						12,500,000
Percentage of ownership interests by former owner before acquisition																											100.00%
Acquired intangible assets estimated useful life													2 years	10 years				3 years	10 years												2 years	10 years
Business acquisition, acquired intangible assets										11,740,000		11,700,000															76,600,000
Assumption used in fair value, measurement, discount rate										14.00%																	19.00%		19.50%				14.00%		14.50%
Assumption used in fair value, measurement, royalty rate																														1.00%						1.00%
Assumption used in fair value, measurement, attrition rate										20.00%																	25.00%										3.00%	5.00%
Assumption used in fair value measurement, effective tax rate										36.00%							36.00%			36.00%							39.00%						39.00%
Assumption used in fair value measurement, terminal value, long-term sustainable growth rate										3.00%											3.00%	5.00%					3.00%						3.00%
Business acquisition, transaction costs											192,000																	1,300,000
Business acquisition, acquired intangible assets					1,700,000	2,600,000
Acquired intangible assets, weighted average useful lives					5 years	5 years				7 years 3 months 18 days																	7 years 8 months 12 days
Business acquisition, noncontrolling interest, percentage																											40.00%
Business acquisition, noncontrolling interest, redemption period																												2 years
Business acquisition, noncontrolling interest, redemption value																												39,500,000
Business acquisitions, number of merchants of business acquired										18,000
Assumption used in fair value measurement, royalty rate low range										3.00%							1.50%
Assumption used in fair value measurement, royalty rate high range										10.00%							7.00%
Payment of contingent merger consideration in connection with the purchase of Infonox		6,000,000
Percentage of ownership interests				53.00%																					100.00%	49.00%
Fair value of acquired identifiable intangible assets																	100,800,000
Assumption used in fair value measurement, discount rate low range																	4.00%			12.00%
Assumption used in fair value measurement, discount rate high range																	14.00%			14.00%
Assumption used in fair value measurement,, attrition rate low range																	10.00%
Assumption used in fair value measurement, attrition rate high range																	30.00%
Revenues	1,870,972,000	1,808,966,000	1,717,577,000				515,100,000	487,400,000	457,800,000						32,700,000	97,700,000
Net income	$ 249,923,000	$ 222,662,000	$ 205,621,000												$ 4,200,000	$ 12,700,000